Segment Reporting and Major Customers - Property and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net, by geographic areas
Property and equipment, net of accumulated depreciation and amortization	$ 383,074	$ 325,218
United States
Property and equipment, net, by geographic areas
Property and equipment, net of accumulated depreciation and amortization	321,119	273,690
Europe
Property and equipment, net, by geographic areas
Property and equipment, net of accumulated depreciation and amortization	45,872	43,586
Other
Property and equipment, net, by geographic areas
Property and equipment, net of accumulated depreciation and amortization	$ 16,083	$ 7,942